MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED JANUARY 20, 2011 TO

PROSPECTUS DATED JULY 31, 2010

On January 5, 2011, the Board of Trustees of the Northern Multi-Manager Funds (the “Board”) approved the termination of Metropolitan West Capital Management, LLC (“MetWest Capital”) as a sub-adviser to the Multi-Manager Large Cap Fund (the “Large Cap Fund”), effective January 18, 2011, and the appointment of NWQ Investment Management Company, LLC (“NWQ”) to sub-advise a portion of the Large Cap Fund, effective February 1, 2011. On January 5, 2011, the Board also approved the termination of MetWest Capital and Copper Rock Capital Partners LLC (“Copper Rock”) as sub-advisers to the Multi-Manager Small Cap Fund (the “Small Cap Fund”), effective January 18, 2011 with regard to MetWest Capital and effective January 19, 2011 with regard to Copper Rock, and the appointment of Allianz Global Investors Capital LLC (“Allianz”) and Cardinal Capital Management LLC (“Cardinal”) to sub-advise portions of the Small Cap Fund, effective February 1, 2011. From January 18 and January 19, 2011, as applicable, until February 1, 2011, the Investment Advisers (as defined below) will manage the portion of each Fund previously managed by MetWest Capital and Copper Rock. All references to MetWest Capital and Copper Rock in the Prospectus are hereby deleted.

1.	The paragraph under the “Management” section on page 16 of the Prospectus is replaced with:

Investment Advisers and Sub-Advisers. The Northern Trust Company of Connecticut and Northern Trust Investments, Inc., each an indirect subsidiary of Northern Trust Corporation, serve jointly as the Investment Advisers of the Multi-Manager Large Cap Fund. Delaware Management Company, Inc., Jennison Associates LLC and Marsico Capital Management, LLC each serves, and effective February 2011, NWQ Investment Management Company, LLC will serve, as a sub-adviser of the Fund.

2.	The following is added to the “Portfolio Managers” table on page 17 of the Prospectus:

	Title	Portfolio Manager of Fund since:
NWQ Investment Management Company, LLC
Jon D. Bosse, CFA	Co-President, Chief Investment Officer, Managing Director and Portfolio Manager	February 2011

3.	The paragraph under the “Management” section on page 25 of the Prospectus is replaced with:

Investment Advisers and Sub-Advisers. The Northern Trust Company of Connecticut and Northern Trust Investments, Inc., each an indirect subsidiary of Northern Trust Corporation, serve jointly as the Investment Advisers of the Multi-Manager Small Cap Fund. Denver Investment Advisors LLC, Hotchkis and Wiley Capital Management, LLC and Riverbridge Partners, LLC each serves as a sub-adviser of the Fund. Effective February 2011, Allianz Global Investors Capital LLC and Cardinal Capital Management LLC each also will serve as a sub-adviser of the Fund.

4.	The following is added to the “Portfolio Managers” table on page 25 of the Prospectus:

	Title	Portfolio Manager of Fund since:
Allianz Global Investors Capital LLC
Michael Corelli	Managing Director and Portfolio Manager	February 2011
Eric Sartorius, CFA	Senior Vice President and Portfolio Manager	February 2011
Cardinal Capital Management LLC
Amy K. Minella	Managing Partner and Portfolio Manager	February 2011
Eugene Fox, III	Managing Partner and Portfolio Manager	February 2011
Robert B. Kirkpatrick, CFA	Managing Partner and Portfolio Manager	February 2011
Rachel D. Matthews	Analyst and Portfolio Manager	February 2011

5.	The following is added to the “FUND MANAGEMENT – Multi-Manager Large Cap Fund” section on page 37 of the Prospectus:

NWQ Investment Management Company, LLC (“NWQ”). Effective February 1, 2011, NWQ is a manager to a portion of the Fund. NWQ is a registered investment adviser that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is a subsidiary of Nuveen Investments, Inc., which is a publicly held company that is indirectly owned by equity investors led by Madison Dearborn Partners, LLC, a private equity investment firm based in Chicago, Illinois. NWQ’s principal business address is 2049 Century Park East, 16th Floor, Los Angeles, California

NORTHERN FUNDS PROSPECTUS

MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

90067. As of June 30, 2010, NWQ managed $18.4 billion in assets under management. Jon D. Bosse, CFA, is a Portfolio Manager, Co-President, Managing Director and the Chief Investment Officer for NWQ. Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. NWQ is a disciplined, opportunistic, bottom-up research driven firm. Its investment philosophy emphasizes attractive valuation, downside protection, and identifying catalysts or inflection points with respect to the purchase and sale of individual securities for the Fund.

6.	The following is added to the “FUND MANAGEMENT – Multi-Manager Small Cap Fund” section on page 39 of the Prospectus:

Allianz Global Investors Capital LLC (“Allianz”). Effective February 1, 2011, Allianz is a manager to a portion of the Fund. Allianz is registered as an investment adviser with the SEC and is organized as a Delaware limited liability company. Its principal place of business is located at 600 West Broadway, San Diego, California 92101. Allianz also has an office located at 1345 Avenue of the Americas, New York, New York 10105. As of September 30, 2010, Allianz had assets under management of $12.7 billion. Michael Corelli and Eric Sartorius, CFA, are responsible for the day-to-day management of the portion of the Fund sub-advised by Allianz. Mr. Corelli is a Managing Director and Portfolio Manager for Allianz. He has been a member of the Small Cap Growth team since its inception in early 1999, and spent four years as a senior analyst on the team prior to becoming portfolio manager in early 2003. Prior to that, he spent six years at Bankers Trust working on the small and mid cap growth strategies. He has seventeen years of investment industry experience. Mr. Sartorius is a Senior Vice President and Portfolio Manager for Allianz. He specializes in researching the information technology, medical technology and health care sectors of the small-cap equity market. Prior to that, he spent two years as a research associate covering the technology sector at Fred Alger Management. He has eleven years of investment industry experience. The investment team believes that fundamental research from a strategic perspective is the best way to identify differentiated insights about a stock’s earning potential. The investment team seeks to invest in companies with surprisingly strong earnings growth, and believes that capturing the dynamic and powerful compounding effects of growing businesses requires a long-term buy and hold strategy.

Cardinal Capital Management LLC (“Cardinal”). Effective February 1, 2011, Cardinal is a manager to a portion of the Fund. Cardinal is located at One Greenwich Office Park, Greenwich, CT 06831 and was founded in 1995. As of August 31, 2010, Cardinal had approximately $1.1 billion in assets under management. A four-person team is responsible for the day-to-day management of the portion of the Fund sub-advised by Cardinal. The members of the team are Amy K. Minella, Eugene Fox, Robert B. Kirkpatrick and Rachel D. Matthews. All of the team members are portfolio managers and no one member has been assigned any other specific role or had any limitations placed in that role. Ms. Minella has served as the Managing Partner and a Portfolio Manager of Cardinal since its founding in 1995. Mr. Fox has served as Portfolio Manager since the Cardinal’s founding in 1995 and has been a Partner since 2001. Mr. Kirkpatrick has served as Portfolio Manager since joining Cardinal in 2000 and has been a Partner since 2004. Ms. Matthews joined Cardinal as an Analyst in 2001 and has served as Portfolio Manager since 2009. Cardinal employs a cash flow-oriented investment process. Cardinal believes that a company’s stock price is ultimately determined by its ability to generate excess cash flow and redeploy that cash to enhance shareholder value.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	MMF SPT 01/11

NORTHERN FUNDS PROSPECTUS